Inventories and Contracts in Progress (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory Table [Text Block]

(dollars in millions)	2014	2013
Raw materials	$2,056	$1,983
Work-in-process	3,596	4,600
Finished goods	3,776	3,360
Contracts in progress	8,189	7,929
	17,617	17,872
Less:
Progress payments, secured by lien, on U.S. Government contracts	(300)	(279)
Billings on contracts in progress	(7,452)	(7,263)
	$9,865	$10,330